Investments - Summary of Classification of Long Term Held to Maturity Investments (Detail) - Long Term Investments ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost or Amortized cost	¥ 9,740	$ 1,493	¥ 496
Corporate Debt Securities
Schedule of Held-to-maturity Securities [Line Items]
Cost or Amortized cost	9,740		496
Gross unrecognized holding gains	14
Held-to-maturity debt investments, gross unrecognized holding losses			(5)
Fair value	¥ 9,754	$ 1,495	¥ 491